UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2012

Date of reporting period:	7/31/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	JULY 31, 2011

Prudential Jennison 20/20 Focus Fund

Fund Type Large cap stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of July 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

September 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison 20/20 Focus Fund

Prudential Jennison 20/20 Focus Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.16%; Class B, 1.86%; Class C, 1.86%; Class Q, 0.75%; Class R, 1.61%; Class Z, 0.86%. Net operating expenses: Class A, 1.16%; Class B, 1.86%; Class C, 1.86%; Class Q, 0.75%; Class R, 1.36%; Class Z, 0.86%, after contractual reduction through 5/31/2012 for Class R.

Cumulative Total Returns (Without Sales Charges) as of 7/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	5.63%	25.04%	34.24%	84.76%	—
Class B	5.22	24.16	29.37	71.56	—
Class C	5.29	24.14	29.44	71.65	—
Class Q	N/A	N/A	N/A	N/A	2.34% (3/28/11)
Class R	5.51	24.79	32.75	N/A	82.84 (6/14/04)
Class Z	5.81	25.39	36.05	89.58	—
S&P 500 Index	1.46	19.65	12.58	29.38	—
Russell 1000® Index	1.62	20.68	14.83	36.04	—
Lipper Large-Cap Growth Funds Avg.	2.85	23.31	24.37	24.13	—
Lipper Large-Cap Core Funds Avg.	0.65	17.67	10.60	28.12	—

Average Annual Total Returns (With Sales Charges) as of 6/30/11
		One Year	Five Years	Ten Years	Since Inception
Class A		25.33%	4.73%	5.66%	—
Class B		26.62	5.01	5.49	—
Class C		30.71	5.17	5.49	—
Class Q		N/A	N/A	N/A	N/A (3/28/11)
Class R		32.36	5.69	N/A	8.97% (6/14/04)
Class Z		32.95	6.22	6.55	—
S&P 500 Index		30.68	2.95	2.72	—
Russell 1000® Index		31.93	3.30	3.21	—
Lipper Large-Cap Growth Funds Avg.		32.68	4.05	1.88	—
Lipper Large-Cap Core Funds Avg.		28.56	2.43	2.46	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z, and from Class Z to Class A or Class Q shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but have a CDSC of 1% for Class C shares redeemed within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a front-end sales charge, but have a 12b-1 fee of up to 0.75% annually. Class Q and Class Z shares are not subject to a front-end sales charge or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 7/31/11 are –1.94% for Class Q and 33.36% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/11 is 4.45% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the U.S. market. Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 7/31/11 are –2.05% for Class Q and 37.92% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total return as of 6/30/11 is 4.97% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) invests at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 7/31/11 are –0.58% for Class Q and 36.52% for Class R. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total return as of 6/30/11 is 4.54% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) invests at least 75% of their equity assets in companies with market capitalization (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Large-Cap Growth Funds Category, the returns for the Lipper Large-Cap Core Funds Average are also shown, as we believe the Lipper Large-Cap Core Funds Average is more consistent with the management of the Fund. Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 7/31/11 are –2.47% for Class Q and 32.16% for Class R. Lipper Large-Cap Core Funds Average Closest Month-End to inception average annual total return as of 6/30/11 is 4.22% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, and Lipper Averages are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Growth Holdings expressed as a percentage of net assets as of 7/31/11
Apple, Inc., Computers & Peripherals	3.5%
Schlumberger Ltd., Energy Equipment & Services	3.1
Precision Castparts Corp., Aerospace & Defense	3.0
Amazon.com, Inc., Internet & Catalog Retail	2.9
Baidu, Inc. (China), ADR., Internet Software & Services	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 7/31/11
Anadarko Petroleum Corp., Oil, Gas & Consumable Fuels	3.2%
Bunge Ltd., Food Services	3.1
Mosaic Co., Chemicals	3.1
Southwestern Energy Co., Oil, Gas & Consumable Fuels	3.0
International Game Technology, Hotels, Restaurants & Leisure	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/11
Software	9.7%
Oil, Gas & Consumable Fuels	9.7
Food Products	8.4
Media	7.5
Chemicals	7.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2011, at the beginning of the period, and held through the six-month period ended July 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison 20/20 Focus Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison 20/20 Focus Fund		Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,056.30	1.16%	$5.91
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81

Class B	Actual	$1,000.00	$1,052.20	1.86%	$9.46
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class C	Actual	$1,000.00	$1,052.90	1.86%	$9.47
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class Q	Actual**	$1,000.00	$1,023.40	0.75%	$2.62
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class R	Actual	$1,000.00	$1,055.10	1.36%	$6.93
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class Z	Actual	$1,000.00	$1,058.10	0.86%	$4.39
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2011, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 126-day period ended July 31, 2011, due to the Class’s inception date of March 28, 2011.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.1%
COMMON STOCKS

Aerospace & Defense 6.0%
444,082	Northrop Grumman Corp.	$26,871,402
498,229	Precision Castparts Corp.	80,404,196
1,259,801	Raytheon Co.	56,350,899

		163,626,497

Automobiles 2.6%
2,587,609	General Motors Co.(a)(b)	71,625,017

Biotechnology 1.6%
718,926	Celgene Corp.(b)	42,632,312

Chemicals 7.5%
1,098,842	E.I. duPont de Nemours & Co.	56,502,456
874,139	Monsanto Co.	64,231,734
1,182,602	Mosaic Co.	83,633,613

		204,367,803

Computers & Peripherals 5.9%
243,047	Apple, Inc.(b)	94,904,992
2,508,984	EMC Corp.(a)(b)	65,434,303

		160,339,295

Consumer Finance 2.4%
1,304,292	American Express Co.	65,266,772

Electronic Equipment & Instruments 2.6%
11,089,503	Flextronics International Ltd.(b)	71,527,294

Energy Equipment & Services 3.7%
203,997	National Oilwell Varco, Inc.	16,436,038
939,240	Schlumberger Ltd.	84,879,119

		101,315,157

Food Products 8.4%
1,224,325	Bunge Ltd.	84,245,803
2,139,476	Kraft Foods, Inc. (Class A Stock)	73,555,185
4,041,009	Tyson Foods, Inc. (Class A Stock)	70,960,118

		228,761,106

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	7

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services 2.4%
1,179,085	Express Scripts, Inc.(a)(b)	$63,977,152

Hotels, Restaurants & Leisure 4.7%
4,331,850	International Game Technology	80,529,092
1,179,769	Starbucks Corp.	47,296,939

		127,826,031

Internet & Catalog Retail 2.9%
348,846	Amazon.com, Inc.(b)	77,625,212

Internet Software & Services 5.3%
473,998	Baidu, Inc. (China), ADR(b)	74,450,866
115,422	Google, Inc. (Class A Stock)(b)	69,679,107

		144,129,973

IT Services 1.5%
134,831	MasterCard, Inc. (Class A Stock)	40,887,501

Media 7.5%
3,071,951	Comcast Corp. (Class A Stock)	73,788,263
1,423,557	Liberty Global, Inc. (Series C Stock)(b)	56,899,573
1,525,277	Viacom, Inc. (Class B Stock)	73,853,913

		204,541,749

Metals & Mining 5.4%
1,333,881	Freeport-McMoRan Copper & Gold, Inc.	70,642,338
1,607,539	Goldcorp, Inc.	76,856,439

		147,498,777

Oil, Gas & Consumable Fuels 9.7%
1,044,663	Anadarko Petroleum Corp.	86,247,377
1,387,874	Marathon Oil Corp.	42,982,458
646,930	Marathon Petroleum Corp.(b)	28,329,065
223,375	Occidental Petroleum Corp.	21,930,958
1,858,765	Southwestern Energy Co.(a)(b)	82,826,568

		262,316,426

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 4.1%
524,898	Allergan, Inc.	$42,679,456
3,625,163	Pfizer, Inc.	69,748,136

		112,427,592

Software 9.7%
2,949,406	CA, Inc.	65,771,754
2,229,897	Oracle Corp.	68,190,250
469,347	Salesforce.com, Inc.(b)	67,919,204
615,055	VMware, Inc. (Class A Stock)(b)	61,714,619

		263,595,827

Specialty Retail 2.9%
4,841,410	Staples, Inc.	77,753,045

Textiles, Apparel & Luxury Goods 3.3%
751,834	Lululemon Athletica, Inc.(b)	45,516,030
326,628	Polo Ralph Lauren Corp.	44,117,644

		89,633,674

	Total long-term investments (cost $2,238,453,553)	2,721,674,212

SHORT-TERM INVESTMENT 5.6%

Affiliated Money Market Mutual Fund
151,679,342	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $151,679,342; includes $151,064,610 of cash collateral received for securities on loan; Note 3)(c)(d)	151,679,342

	Total Investments 105.7% (cost $2,390,132,895; Note 5)	2,873,353,554
	Liabilities in excess of other assets (5.7%)	(155,471,108)

	Net Assets 100.0%	$2,717,882,446

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,545,374; cash collateral of $151,064,610 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,721,674,212	$—	$—
Affiliated Money Market Mutual Fund	151,679,342	—	—

Total	$2,873,353,554	$—	$—

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2011 were as follows:

Software	9.7%
Oil, Gas & Consumable Fuels	9.7
Food Products	8.4
Media	7.5
Chemicals	7.5
Aerospace & Defense	6.0
Computers & Peripherals	5.9
Affiliated Money Market Mutual Fund (including 5.6% of collateral received for securities on loan)	5.6
Metals & Mining	5.4
Internet Software & Services	5.3
Hotels, Restaurants & Leisure	4.7
Pharmaceuticals	4.1
Energy Equipment & Services	3.7
Textiles, Apparel & Luxury Goods	3.3
Specialty Retail	2.9
Internet & Catalog Retail	2.9
Automobiles	2.6
Electronic Equipment & Instruments	2.6
Consumer Finance	2.4
Healthcare Providers & Services	2.4
Biotechnology	1.6
IT Services	1.5

105.7
Liabilities in excess of other assets	(5.7)

100.0%

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	11

Statement of Assets and Liabilities

as of July 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $145,545,374:
Unaffiliated Investments (cost $2,238,453,553)	$2,721,674,212
Affiliated Investments (cost $151,679,342)	151,679,342
Cash	73
Receivable for investments sold	49,885,980
Receivable for Fund shares sold	5,236,655
Dividends and interest receivable	1,376,084

Total assets	2,929,852,346

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	151,064,610
Payable for investments purchased	44,704,852
Payable for Fund shares reacquired	11,722,621
Management fee payable	1,694,293
Loan payable (Note 7)	1,361,000
Distribution fee payable	850,374
Accrued expenses	462,487
Affiliated transfer agent fee payable	109,663

Total liabilities	211,969,900

Net Assets	$2,717,882,446

Net assets were comprised of:
Shares of beneficial interest, at par	$163,268
Paid-in capital in excess of par	2,157,645,841

2,157,809,109
Accumulated net investment loss	(2,314,486)
Accumulated net realized gain on investment transactions	79,167,164
Net unrealized appreciation on investments	483,220,659

Net assets, July 31, 2011	$2,717,882,446

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($1,198,587,816 ÷ 71,002,184 shares of beneficial interest issued and outstanding)	$16.88
Maximum sales charge (5.50% of offering price)	0.98

Maximum offering price to public	$17.86

Class B
Net asset value, offering price and redemption price per share ($164,946,380 ÷ 10,913,449 shares of beneficial interest issued and outstanding)	$15.11

Class C
Net asset value, offering price and redemption price per share ($400,564,808 ÷ 26,489,934 shares of beneficial interest issued and outstanding)	$15.12

Class Q
Net asset value, offering price and redemption price per share ($26,601,227 ÷ 1,521,070 shares of beneficial interest issued and outstanding)	$17.49

Class R
Net asset value, offering price and redemption price per share ($109,158,553 ÷ 6,553,016 shares of beneficial interest issued and outstanding)	$16.66

Class Z
Net asset value, offering price and redemption price per share ($818,023,662 ÷ 46,788,147 shares of beneficial interest issued and outstanding)	$17.48

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	13

Statement of Operations

Six Months Ended July 31, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $48,712)	$14,163,313
Affiliated income from securities loaned, net	78,540
Affiliated dividend income	58,265

Total income	14,300,118

Expenses
Management fee	9,715,062
Distribution fee—Class A	1,807,828
Distribution fee—Class B	836,960
Distribution fee—Class C	2,023,575
Distribution fee—Class R	255,053
Transfer agent’s fees and expenses (including affiliated expense of $364,700) (Note 3)	1,549,000
Custodian’s fees and expenses	138,000
Registration fees	83,000
Reports to shareholders	82,000
Insurance	39,000
Directors’ fees	38,000
Legal fees and expenses	22,000
Audit fee	11,000
Loan interest expense (Note 7)	573
Miscellaneous	13,553

Total expenses	16,614,604

Net investment loss	(2,314,486)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	176,279,864
Net change in unrealized appreciation (depreciation) on investments	(26,518,094)

Net gain on investment transactions	149,761,770

Net Increase In Net Assets Resulting From Operations	$147,447,284

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(2,314,486)	$(1,721,702)
Net realized gain on investment transactions	176,279,864	163,585,156
Net change in unrealized appreciation (depreciation) on investments	(26,518,094)	184,200,585

Net increase in net assets resulting from operations	147,447,284	346,064,039

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	322,470,191	906,181,451
Cost of shares reacquired	(383,442,732)	(928,183,494)

Net decrease in net assets from Fund share transactions	(60,972,541)	(22,002,043)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	33,791

Total increase	86,474,743	324,095,787

Net Assets:
Beginning of period	2,631,407,703	2,307,311,916

End of period	$2,717,882,446	$2,631,407,703

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Jennison 20/20 Focus Fund (the “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing

16	Visit our website at www.prudentialfunds.com

price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2011, there were no securities valued in accordance with such procedures.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Prudential Jennison 20/20 Focus Fund	17

Notes to Financial Statements

(Unaudited) continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of security and foreign currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

18	Visit our website at www.prudentialfunds.com

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .75% of the Fund’s average daily net assets up to and including $1 billion and .70% of such average daily net assets in excess of $1 billion. The effective management fee rate was .72% of the Fund’s average daily net assets for the six month ended July 31, 2011.

There are two Portfolio Managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the Fund’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers. The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund

Prudential Jennison 20/20 Focus Fund	19

Notes to Financial Statements

(Unaudited) continued

compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through May 31, 2012.

PIMS has advised the Fund that it has received $705,302 in front-end sales charges resulting from sales of Class A shares during the six month ended July 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six month ended July 31, 2011, it received $720, $197,303 and $23,470 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six month ended July 31, 2011, PIM has been compensated approximately $23,500 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940

20	Visit our website at www.prudentialfunds.com

Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six month ended July 31, 2011, were $1,108,137,448 and $1,087,209,179, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,407,174,994	$497,040,638	$(30,862,078)	$466,178,560

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of January 31, 2011 of approximately $80,071,000 of which $14,428,000 expires in 2017 and $65,643,000 expires in 2018. The Fund utilized approximately $139,670,000 of its capital loss carryforward to offset net taxable gains realized in the year ended January 31, 2011. Accordingly, no capital gains distribution are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The

Prudential Jennison 20/20 Focus Fund	21

Notes to Financial Statements

(Unaudited) continued

Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker/dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, upon certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund and Class Z shares to Class A or Class Q shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

During the fiscal year ended January 31, 2011, the Fund received $33,791 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

22	Visit our website at www.prudentialfunds.com

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended July 31, 2011:
Shares sold	7,827,261	$130,659,713
Shares reacquired	(9,670,041)	(161,269,356)

Net increase (decrease) in shares outstanding before conversion	(1,842,780)	(30,609,643)
Shares issued upon conversion from Class B and Class Z	308,229	4,998,670
Shares reacquired upon conversion into Class Z	(1,505,861)	(25,190,033)

Net increase (decrease) in shares outstanding	(3,040,412)	$(50,801,006)

Year ended January 31, 2011:
Shares sold	27,267,753	$394,797,221
Shares reacquired	(33,734,113)	(486,469,267)

Net increase (decrease) in shares outstanding before conversion	(6,466,360)	(91,672,046)
Shares issued upon conversion from Class B	304,504	4,372,593

Net increase (decrease) in shares outstanding	(6,161,856)	$(87,299,453)

Class B
Six months ended July 31, 2011:
Shares sold	557,786	$8,340,206
Shares reacquired	(840,930)	(12,595,124)

Net increase (decrease) in shares outstanding before conversion	(283,144)	(4,254,918)
Shares reacquired upon conversion into Class A	(343,447)	(4,995,994)

Net increase (decrease) in shares outstanding	(626,591)	$(9,250,912)

Year ended January 31, 2011:
Shares sold	2,287,645	$29,843,674
Shares reacquired	(2,254,288)	(29,240,110)

Net increase (decrease) in shares outstanding before conversion	33,357	603,564
Shares reacquired upon conversion into Class A	(337,612)	(4,372,593)

Net increase (decrease) in shares outstanding	(304,255)	$(3,769,029)

Class C
Six months ended July 31, 2011:
Shares sold	1,874,281	$28,051,129
Shares reacquired	(3,091,167)	(46,278,266)

Net increase (decrease) in shares outstanding before conversion	(1,216,886)	(18,227,137)
Shares reacquired upon conversion into Class Z	(7,117)	(111,209)

Net increase (decrease) in shares outstanding	(1,224,003)	$(18,338,346)

Year ended January 31, 2011:
Shares sold	7,793,700	$101,927,894
Shares reacquired	(6,460,166)	(83,469,720)

Net increase (decrease) in shares outstanding	1,333,534	$18,458,174

Prudential Jennison 20/20 Focus Fund	23

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Period ended July 31, 2011:*
Shares sold	20,643	$351,000
Shares reacquired	(120,529)	(2,135,000)

Net increase (decrease) in shares outstanding before conversion	(99,886)	(1,784,000)
Shares issued upon conversion from Class Z	1,620,956	27,702,139

Net increase (decrease) in shares outstanding	1,521,070	$25,918,139

Class R
Six months ended July 31, 2011:
Shares sold	1,707,511	$28,152,767
Shares reacquired	(1,001,107)	(16,519,676)

Net increase (decrease) in shares outstanding	706,404	$11,633,091

Year ended January 31, 2011:
Shares sold	3,747,557	$53,429,834
Shares reacquired	(1,697,353)	(24,757,029)

Net increase (decrease) in shares outstanding	2,050,204	$28,672,805

Class Z
Six months ended July 31, 2011:
Shares sold	7,352,747	$126,915,376
Shares reacquired	(8,358,623)	(144,645,310)

Net increase (decrease) in shares outstanding before conversion	(1,005,876)	(17,729,934)
Shares issued upon conversion from Class A and Class C	1,460,778	25,301,242
Shares reacquired upon conversion into Class A and Class Q	(1,621,104)	(27,704,815)

Net increase (decrease) in shares outstanding	(1,166,202)	$(20,133,507)

Year ended January 31, 2011:
Shares sold	21,781,363	$326,182,828
Shares reacquired	(20,498,806)	(304,247,368)

Net increase (decrease) in shares outstanding	1,282,557	$21,935,460

*	Commenced offering on March 28, 2011.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an

24	Visit our website at www.prudentialfunds.com

annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the six month ended July 31, 2011. The average daily balance for the 10 day the Fund had loans outstanding during the period was approximately $1,434,800, borrowed at a weighted average interest rate of 1.44%. At July 31, 2011, the Fund had an outstanding loan amount of $1,361,000.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison 20/20 Focus Fund	25

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended July 31,		Year Ended January 31,
	2011		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.98		$13.84		$ 9.41	$14.51	$16.37	$15.88
Income (loss) from investment operations:
Net investment income (loss)	(.01)		-	(e)	(.02)	- (e)	.01	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.91		2.14		4.45	(5.09)	.10	1.61
Total from investment operations	.90		2.14		4.43	(5.09)	.11	1.65
Less Distributions:
Dividends from net investment income	-		-		-	-	-	(.04)
Distributions from net realized gains	-		-		-	(.01)	(1.97)	(1.12)
Total dividends and distributions	-		-		-	(.01)	(1.97)	(1.16)
Capital Contributions	-		-	(e)	-	-	-	-
Net asset value, end of period	$16.88		$15.98		$13.84	$ 9.41	$14.51	$16.37
Total Return(a):	5.63%		15.46%		47.08%	(35.12)%	.02%	11.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,198,588		$1,183,059		$1,110,264	$559,685	$755,098	$698,219
Average net assets (000)	$1,215,207		$1,143,188		$825,817	$721,935	$771,444	$600,513
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.16%	(f)	1.19%		1.20%	1.21% (d)	1.17% (d)	1.18% (d)
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.89%		.90%	.93%	.92%	.93%
Net investment income (loss)	(.11)%	(f)	-	(h)	(.19)%	.03%	.04%	.29%
For Class A, B, C, Q, R and Z shares:
Portfolio turnover rate	40%	(g)	116%		102%	107%	115%	114%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying Portfolio in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through May 31, 2008.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) Less than .005%.

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended July 31,		Year Ended January 31,
	2011		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.36		$12.52		$ 8.58	$13.32	$15.28	$14.98
Income (loss) from investment operations:
Net investment loss	(.06)		(.09)		(.10)	(.08)	(.10)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.81		1.93		4.04	(4.65)	.11	1.48
Total from investment operations	.75		1.84		3.94	(4.73)	.01	1.42
Less Distributions:
Distributions from net realized gains	-		-		-	(.01)	(1.97)	(1.12)
Capital Contributions	-		-	(d)	-	-	-	-
Net asset value, end of period	$15.11		$14.36		$12.52	$ 8.58	$13.32	$15.28
Total Return(a):	5.22%		14.70%		45.92%	(35.55)%	(.68)%	10.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$164,946		$165,659		$148,333	$96,772	$163,534	$191,220
Average net assets (000)	$168,779		$155,300		$124,031	$144,411	$181,942	$201,727
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.86%	(e)	1.89%		1.90%	1.93%	1.92%	1.93%
Expenses, excluding distribution and service (12b-1) fees	.86%	(e)	.89%		.90%	.93%	.92%	.93%
Net investment loss	(.81)%	(e)	(.70)%		(.88)%	(.68)%	(.69)%	(.42)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying Portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	27

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended July 31,		Year Ended January 31,
	2011		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.36		$12.53		$ 8.58	$13.33	$15.29	$14.98
Income (loss) from investment operations:
Net investment loss	(.06)		(.09)		(.10)	(.08)	(.11)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.82		1.92		4.05	(4.66)	.12	1.50
Total from investment operations	.76		1.83		3.95	(4.74)	.01	1.43
Less Distributions:
Distributions from net realized gains	-		-		-	(.01)	(1.97)	(1.12)
Capital Contributions	-		-	(d)	-	-	-	-
Net asset value, end of period	$15.12		$14.36		$12.53	$ 8.58	$13.33	$15.29
Total Return(a):	5.29%		14.60%		46.04%	(35.60)%	(.68)%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$400,565		$398,038		$330,562	$163,325	$214,122	$195,094
Average net assets (000)	$408,069		$370,033		$241,607	$206,434	$217,934	$159,196
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.86%	(e)	1.89%		1.90%	1.93%	1.92%	1.93%
Expenses, excluding distribution and service (12b-1) fees	.86%	(e)	.89%		.90%	.93%	.92%	.93%
Net investment loss	(.81)%	(e)	(.70)%		(.90)%	(.69)%	(.71)%	(.48)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying Portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class Q Shares
	March 28, 2011(a) through July 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.09
Income (loss) from investment operations
Net investment income	.02
Net realized and unrealized gain on investment	.38
Total from investment operations	.40
Net asset value, end of period	$17.49
Total Return(b):	2.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,601
Average net assets (000)	$27,301
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.75%	(d)
Expenses, excluding distribution and service (12b-1) fees	.75%	(d)
Net investment income	.36%	(d)

(a) Commencement of offering.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying Portfolio in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	29

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended July 31,		Year Ended January 31,
	2011		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.78		$13.70		$ 9.34	$14.43	$16.32	$15.86
Income (loss) from investment operations:
Net investment loss	(.03)		(.03)		(.05)	(.03)	(.04)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.91		2.11		4.41	(5.05)	.12	1.63
Total from investment operations	.88		2.08		4.36	(5.08)	.08	1.61
Less Distributions:
Dividends from net investment income	-		-		-	-	-	(.03)
Distributions from net realized gains	-		-		-	(.01)	(1.97)	(1.12)
Total dividends and distributions	-		-		-	(.01)	(1.97)	(1.15)
Capital Contributions	-		-	(e)	-	-	-	-
Net asset value, end of period	$16.66		$15.78		$13.70	$ 9.34	$14.43	$16.32
Total Return(a):	5.51%		15.18%		46.68%	(35.24)%	(.18)%	11.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,158		$92,276		$52,022	$27,768	$10,940	$2,623
Average net assets (000)	$102,866		$72,700		$38,041	$18,548	$6,228	$591
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.36%	(f)	1.39%		1.40%	1.43%	1.42%	1.43%
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.89%		.90%	.93%	.92%	.93%
Net investment loss	(.31)%	(f)	(.23)%		(.39)%	(.21)%	(.28)%	(.12)%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying Portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through May 31, 2012.

(e) Less than $.005 per share.

(f) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended July 31,		Year Ended January 31,
	2011		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.52		$14.27		$ 9.68	$14.88	$16.69	$16.15
Income (loss) from investment operations:
Net investment income	.02		.04		.01	.04	.05	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.94		2.21		4.58	(5.23)	.11	1.63
Total from investment operations	.96		2.25		4.59	(5.19)	.16	1.71
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	-	-	(.05)
Distributions from net realized gains	-		-		-	(.01)	(1.97)	(1.12)
Total dividends and distributions	-		-		-	(.01)	(1.97)	(1.17)
Capital Contributions	-		-	(d)	-	-	-	-
Net asset value, end of period	$17.48		$16.52		$14.27	$ 9.68	$14.88	$16.69
Total Return(a):	5.81%		15.77%		47.42%	(34.92)%	.33%	11.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$818,024		$792,376		$666,131	$229,735	$247,873	$173,890
Average net assets (000)	$813,380		$719,773		$438,071	$274,458	$214,692	$143,907
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.86%	(e)	.89%		.90%	.93%	.92%	.93%
Expenses, excluding distribution and service (12b-1) fees	.86%	(e)	.89%		.90%	.93%	.92%	.93%
Net investment income	.19%	(e)	.30%		.09%	.30%	.28%	.53%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying Portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

Prudential Jennison 20/20 Focus Fund	31

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison 20/20 Focus Fund (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Fund in various quartiles over the one-, three-, five- and 10-year periods ended December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality, and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

Prudential Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers, and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality, and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of Jennison, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds, and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds, and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it

Visit our website at www.prudentialfunds.com

received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent, and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board noted that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Core Funds Performance Universe)1 was in the first quartile for the three-, five-, and 10-year periods, and in the fourth quartile for the one-year period. The Board also noted that the Fund outperformed its benchmark index for the three-, five- and 10-year periods, though it underperformed its benchmark index for the one-year period. The Board further noted that the Fund’s performance was in the second quartile during the first quarter of 2011. The Board concluded that, in light of the Fund’s competitive performance over longer time periods, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s fourth quartile. The Board considered information furnished by PI indicating that the Fund’s actual management fee was six basis points higher than the median of all mutual funds included in the Expense Group. The Board also considered information furnished by PI indicating that the Fund’s total expenses were eight basis points above the median of all mutual funds included in the Expense Group. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided and the Fund’s competitive performance.

[1]

The Fund was compared to the Lipper Large-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Large-Cap Growth Funds Performance Universe. The Lipper Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Prudential Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison 20/20 Focus Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison 20/20 Focus Fund
Share Class	A	B	C	Q	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PJTQX	JTWRX	PTWZX
CUSIP	74440G107	74440G206	74440G305	74440G602	74440G503	74440G404

MF183E2    0208901-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison 20/20 Focus Fund

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	September 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 19, 2011